Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 24, 2017
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Jul. 24, 2017
Document Effective Date	Jul. 24, 2017
Prospectus Date	Feb. 28, 2017
Weiss Alternative Balanced Risk Fund | Investor Class
Prospectus:
Trading Symbol	WEIZX
Weiss Alternative Balanced Risk Fund | Class I
Prospectus:
Trading Symbol	WEISX
Weiss Alternative Balanced Risk Fund | Class K
Prospectus:
Trading Symbol	WEIKX